Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets - restricted	$53,366	$-	$-	$53,366
Total assets, measured at fair value	$53,366	$-	$-	$53,366

Liabilities:
Demand notes - related party	$51,796	$-	$-	$51,796
Warrant liability	4,715,000			4,715,000
Total liabilities, measured at fair value	$4,766,796	$-	$-	$4,766,796

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets - restricted	$97,912	$-	$-	$97,912
Total assets, measured at fair value	$97,912	$-	$-	$97,912

Liabilities:
Demand notes - related party	$97,912	$-	$-	$97,912
Total liabilities, measured at fair value	$97,912	$-	$-	$97,912

Schedule of Change in Fair Value of Company’s Assets and Liabilities Measured at Fair Value

The change in the fair value of the Company’s assets and liabilities measured at fair value during the three and six months ended June 30, 2026 were as follows:

	Digital assets	Demand notes - related party	Warrant liability

Balance at March 31, 2026	$70,121	$69,455	$-
Digital assets earned in the period	904	-	-
Warrant liability assumed in merger	-	-	6,900,000
Change in estimated fair value	(17,659)	(17,659)	(2,185,000)
Balance at June 30, 2026	$53,366	$51,796	$4,715,000

Balance at December 31, 2025	$97,912	$97,912	$-
Digital assets earned in the period	1,570	-	-
Warrant liability assumed in merger	-	-	6,900,000
Change in estimated fair value	(46,116)	(46,116)	(2,185,000)
Balance at June 30, 2026	$53,366	$51,796	$4,715,000